Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of carrying amounts that approximate their fair values due to their short-term nature
As at December 31:	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets:
Fair value through profit or loss:
Short-term securities	$6	$6	$7	$7
Derivative assets	246	246	1,240	1,240
Loans and receivables:
Long-term loan receivables (including current portion)	—	—	9,392	9,392
Available-for-sale instruments:
Securities, at fair value	5,892	5,892	5,572	5,572
Securities (including restricted non-current assets – securities), at cost	—	—	232	232
Financial Liabilities:
Financial liabilities measured at amortized cost:
Debt	$43,733	$43,733	$116,813	$118,015
Fair value through profit or loss:
Derivative liabilities	302	302	6,454	6,454

Schedule of statements of financial position classified by level of the fair value hierarchy
As at December 31, 2017	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Short-term securities	$6	$—	$—	$6
Derivative assets	—	246	—	246
Available-for-sale:
Securities	5,892	—	—	5,892
Total	$5,898	$246	$—	$6,144
Financial Liabilities:
Fair value through profit or loss:
Derivative liabilities	$—	$302	$—	$302

As at December 31, 2016	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Short-term securities	$7	$—	$—	$7
Derivative assets	—	1,240	—	1,240
Available-for-sale:
Securities	5,572	—	—	5,572
Total	$5,579	$1,240	$—	$6,819
Financial Liabilities:
Fair value through profit or loss:
Derivative liabilities	$—	$6,454	$—	$6,454

Schedule of nature of the risks of financial instruments
Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and cash equivalents and short-term cash deposits	X		X	X
Short-term securities			X		X
Long-term securities			X		X
Derivative securities and financial liabilities	X	X	X		X
Receivables	X		X
Short-term bank borrowings		X	X
Account payables and accrued expenses		X	X
Debt		X	X	X

Schedule of maximum credit risk exposure
Cash and cash equivalents and short-term cash deposits	$75,064
Derivative assets	246
Receivables	55,949
Amounts recognized in the consolidated statement of financial position	131,259
Guarantees (see Note 26)	—
Maximum credit risk exposure	$131,259

Schedule of financial assets were set off against the financial liabilities
Recognized asset and liabilities	Gross amount	Amount set off	Net amount*
Cash and cash equivalents	$201,866	$(81,190)	$120,676
Debt, current portion	114,228	(77,979)	36,249
Accounts payables and accrued expenses	48,325	(3,211)	45,114
*
Amounts presented in the consolidated statement of financial position.

Schedule of profit or loss from continuing operations
	2017	2016	2015
Interest income on financial assets not at fair value through profit or loss	$434	$605	$743
Interest income on financial assets classified at fair value through profit or loss	539	2,451	3,494
Total interest income	$973	$3,056	$4,237
Interest expense on financial liabilities not at fair value through profit or loss	$3,509	$7,747	$3,701
Interest expense on financial liabilities classified at fair value through profit or loss	1,195	7,720	13,793
Total interest expense	$4,704	$15,467	$17,494
Dividend income on financial assets at fair value through profit or loss	$—	$—	$—
Dividend income on financial assets classified as available for sale, other	—	6	7
Net gain on financial assets at fair value through profit or loss	6,825	1,240	2,829